Schedule of future minimum lease payments under non-cancellable operating lease (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases [Abstract]
2025	$ 48,808	$ 66,682
2026	25,752	35,182
2027	18,066	24,682
2028	17,258	23,578
2029 onwards	68,822	94,024
Total future minimum lease payments	178,706	244,148
Less imputed interest	(24,477)	(33,441)
Present value of operating lease liabilities	154,229	210,707	$ 187,630
Lease liabilities	154,229	210,707	187,630
Less: current portion	(42,428)	(57,965)	(25,349)
Long-term portion	111,801	152,742	162,281
Operating Lease, Liability, Noncurrent	$ 111,801	$ 152,742	$ 162,281